Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Abstract]
At the beginning of the year	$ 5,043,944	$ 4,008,863
Acquisition of subsidiary	500,934
Current year addition	1,054,992	823,970
Expired	(74,735)	(61,411)
Exchange difference	(294,839)	272,522
At the end of the year	$ 6,230,296	$ 5,043,944